Significant accounting policies (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about business combination [line items]
Schedule Of Share Of Capital By Subsidiary
The following table shows the subsidiaries in each period:

Entity	Branch of Activity	Common shares and/or quotas	Functional currency	Country	Share in the capital (%)
					09/30/2023	12/31/2022
Direct subsidiaries
Inter&Co Securities LLC	Holding Company	—	US$	USA	100.00%	100.00%
Inter&Co Participações Ltda.	Holding Company	1,500,000	BRL	Brazil	100.00%	100.00%
INTRGLOBALEU Serviços Administrativos, LDA	Holding Company	—	EUR	Portugal	100.00%	100.00%
Inter US Holding, Inc	Holding Company	50,000	US$	USA	100.00%	—
Inter Us Holding, LLC	Holding Company	100	US$	USA	—%	100.00%
Inter Holding Financeira S.A.	Holding	401,159,540	BRL	Brasil	100.00%	100.00%

Entity	Branch of Activity	Common shares and/or quotas	Functional currency	Country	Share in the capital (%)
					09/30/2023	12/31/2022
Indirect subsidiaries
Banco Inter S.A.	Multiple Bank	1,297,308,713	BRL	Brazil	100.00%	100.00%
Inter Distribuidora de Títulos e Valores Mobiliários Ltda. (a)	Distributor of securities	25,000,000	BRL	Brazil	100.00%	98.30%
Inter Digital Corretora e Consultoria de Seguros Ltda.	Insurance broker	59,750	BRL	Brazil	60.00%	60.00%
Inter Marketplace Ltda.	Marketplace	5,000,000	BRL	Brazil	100.00%	100.00%
Inter Asset Holding S.A.	Asset management	7,000,000	BRL	Brazil	70.00%	70.00%
Inter Titulos Fundo de Investimento	Investment Fund	489,302	BRL	Brazil	98.30%	98.30%
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	Investment Fund	5,000,000	BRL	Brazil	86.46%	90.70%
TBI Fundo De Investimento Renda Fixa Credito Privado	Investment Fund	388,157,511	BRL	Brazil	100.00%	100.00%
TBI Fundo De Investimento Crédito Privado Investimento Exterior	Investment Fund	443,689,064	BRL	Brazil	100.00%	100.00%
IG 30 Fundo de Investimento Renda Fixa Crédito Privado (c)	Investment Fund	144,796,772	BRL	Brazil	100.00%	—%
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial (c)	Investment Fund	6,147	BRL	Brazil	86.80%	—%
IM Designs Desenvolvimento de Software Ltda.	Provision of services	50,000,000	BRL	Brazil	50.00%	50.00%
Acerto Cobrança e Informações Cadastrais S.A.	Provision of services	60,000,000,000	BRL	Brazil	60.00%	60.00%
Inter & Co Payments, Inc	Provision of services	16,000,000	US$	USA	100.00%	100.00%
Inter Asset Gestão de Recursos Ltda	Asset management	30,680	BRL	Brazil	70.00%	70.00%
Inter Café Ltda.	Provision of services	10,000	BRL	Brazil	100.00%	100.00%
Inter Boutiques Ltda.	Provision of services	10,000	BRL	Brazil	100.00%	100.00%
Inter Food Ltda.	Provision of services	7,000,000	BRL	Brazil	70.00%	70.00%
Inter Viagens e Entretenimento Ltda.	Provision of services	1,000	BRL	Brazil	100.00%	100.00%
Inter Conectividade Ltda. (b)	Provision of services	33,533,805	BRL	Brazil	100.00%	—
Inter US Management, LLC	Provision of services	100,000	US$	USA	100.00%	—
Inter US Finance, LLC	Provision of services	100,000	US$	USA	100.00%	—

(a)    On February 15, 2023, Banco Inter S.A. acquired remaining shares of its subsidiary "Inter Distribuidora de Títulos e Valores Mobiliários Ltda", acquiring the remaining 416,667 shares at nominal value of R$1.00 each, fully subscribed and paid up.
(b)    On April 1, 2023, the reorganization of entities under common control resulted in the spin off of the investment held by InterMarketplace LTDA into the newly formed entity, Conectividade Ltda.
(c)    In 2023, Inter&Co made an investment, acquiring a significant number of fund shares. As a result, the financial data related to these funds are now part of the consolidation basis of the company's financial statements.

Schedule of summary of transferred consideration amounts [Table Text Block]
The following table summarizes the amounts of consideration transferred:

In thousands of Brazilian reais	Inter US Finance, LLC	Inter US Management, LLC
Cash	1,990	939
Share of Inter & Co	—	388
Total consideration transferred	1,990	1,327

Schedule Of Identifiable Assets Acquired And Liabilities Assumed In Business Combination
The fair value of identifiable assets and liabilities of Inter US Finance, LLC and Inter US Management, LLC. at the acquisition date is as follows:

In thousands of Brazilian reais	Inter US Finance, LLC	Inter US Management, LLC
Assets	879	238
Cash and cash equivalents	860	3
Other assets	19	235
Liabilities	(807)	(25)
Borrowing and onlending	(807)	—
Other liabilities	—	(25)
Total net fair value identifiable assets	72	213
Total consideration transferred	1,990	1,327
Goodwill on acquisition (a)	1,918	1,114
(a)Inter contracted an independent valuation service to develop a study on the purchase price allocation (“PPA”) of the identifiable assets acquired, liabilities assumed and goodwill. However, as of the date of this condensed interim financial statements, the study is still in the preparation phase. The provisional amounts of goodwill resulting from the acquisition of Inter US Finance, LLC and Inter US Management, LLC are R$1,918 and R$1,114, respectively. These amounts represents the future economic benefits arising from the synergies generated by our expansion in US operations and by offering a broader range of financial services to our customers. We will continue to carefully evaluate the purchase price allocation and provide timely updates on any material changes to our financial statements.